Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Disclosure of significant observable inputs used in fair value measurement [Table Text Block]
			December 31, 2023
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	8,870	8,870
Other minerals	43	-	36	79
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	3,555	-	199	3,754
Other minerals	80,322	-	-	80,322
	83,920	-	9,105	93,025

			December 31, 2022
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	18,026	18,026
Other minerals	844	-	5,347	6,191
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	6,288	-	3,530	9,818
Other minerals	8,519	-	-	8,519
	15,651	-	26,903	42,554

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

Disclosure of detailed information about changes in fair value of level 3 investments [Table Text Block]
	2023	2022
	$	$

Balance - January 1	26,903	34,934
Acquisitions	-	7,968
Warrants exercised	-	(80)
Acquisition of Tintic by Osisko Development (Note 29)	-	(10,827)
Transfer of common shares from level 3 to level 1	(3,000)	-
Disposal	(5,000)	-
Change in fair value - warrants exercised (i)	-	(322)
Change in fair value - warrants expired (i)	(552)	(405)
Change in fair value - investments held at the end of the period (i)	(9,246)	(4,304)
Foreign exchange revaluation impact	-	49
Deconsolidation of Osisko Development (Note 29)	-	(110)
Balance - December 31	9,105	26,903

(i) Recognized in the consolidated statements of income (loss) under other losses, net.